Loans and Financing - Additional Information (Detail) - USD ($) $ in Millions			1 Months Ended			12 Months Ended
	Mar. 10, 2020	Jun. 15, 2012	Feb. 28, 2017	Jun. 30, 2015	Oct. 31, 2009	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about loans and financing [line items]
Assets pledged and bank guarantees as collateral for loans						$ 164.0	$ 339.4
U.S. dollar [member]
Disclosure of detailed information about loans and financing [line items]
Proportion of loans denominated in foreign currency subject to fixed interest rate						52.60%
Weighted average interest rate						2.43%	5.57%
Brazilian Real [member]
Disclosure of detailed information about loans and financing [line items]
Proportion of loans denominated in foreign currency subject to fixed interest rate						47.40%
Weighted average interest rate						1.52%	2.47%
Euro [member]
Disclosure of detailed information about loans and financing [line items]
Proportion of loans denominated in foreign currency subject to fixed interest rate						0.00%	0.50%
Embraer S.A [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued		$ 500,000.0
Borrowing interest rate		5.15%
Borrowings, maturity date						June 15, 2022
Yaborã Indústria Aeronáutica S.A. [member] | Supplemental Indentures [Member]
Disclosure of detailed information about loans and financing [line items]
Proportion of ownership interest in subsidiary	100.00%
Existing Notes [member]
Disclosure of detailed information about loans and financing [line items]
Description of exchange of existing bonds						Between August and September 2013, through its subsidiary Embraer Overseas Limited, Embraer S.A. made an offer to exchange existing bonds maturing in 2017 (settled in January 2017) and 2020 for “New Notes” maturing in 2023.
Aggregate principal amount of notes exchange						$ 146,399.0
6.375% p.a., due on January 15, 2020 [member]
Disclosure of detailed information about loans and financing [line items]
Aggregate principal amount of notes exchange						$ 337,168.0
Percentage of aggregate principal notes exchange						54.95%
6.375% p.a., due on January 15, 2020 [member] | Embraer Overseas Ltd. [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued					$ 500,000.0
Borrowing interest rate					6.375%
5.696%, maturing on September 16, 2023 [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued						$ 540,518.0
Borrowing interest rate						5.696%
Borrowings, maturity date						September 16, 2023
5.05% p.a., due on June 15, 2025 [member] | Embraer Netherlands Finance BV [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued				$ 1,000,000.0
Borrowing interest rate				5.05%
5.40% p.a., due on February 01, 2027 [member] | Embraer Netherlands Finance BV [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued			$ 750,000.0
Borrowing interest rate			5.40%
Borrowings, maturity date			February 1, 2027